Investments in equity investees (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							10 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									¥ 5,470	$ 838	¥ 4,768	¥ (996)
Impaired Financing Receivable, Interest Income, Accrual Method									10,800		9,021	9,021
Equity Securities without Readily Determinable Fair Value, Amount			¥ 0						0		0
CJ O Shopping [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment								¥ (1,099)				(2,175)
Equity interests to be transferred (as a percent)				49.00%				49.00%
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									(7,363)		(6,975)	1,229
Equity Method Investment, Ownership Percentage							51.00%
Business Combination, Consideration Transferred							¥ 13,328
Parent Company [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage							49.00%
Shanghai Baozun E-commerce Limited [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage				51.00%				51.00%
Carrying amount of previously held equity interest				¥ 8,848
Fair value of put option				0				¥ 0
Fair value of acquired assets				41,920				41,920
Fair value of assumed liabilities				24,536				24,536
Fair value of acquired noncontrolling interests				¥ 8,473				¥ 8,473
Shanghai Baozun E-commerce Limited [Member] | CJ O Shopping [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage				49.00%				49.00%
Equity interests to be transferred (as a percent)				49.00%				49.00%
Consideration on sale of equity interest				¥ 9,000				¥ 9,000
Decrease in net assets, threshold amount, maximum				3,000				3,000
Fair value of put option				¥ 0				¥ 0
E-commerce joint venture with FRAG
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									0		(450)	¥ (50)
Equity Method Investment, Ownership Percentage						50.00%
Business Combination, Consideration Transferred						¥ 500
E-commerce joint venture with FRAG | FRAG COMERCIO INTERNATIONAL SL [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Hangzhou Juxi Technology Co., Ltd [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									26		(595)
Business Combination, Consideration Transferred					¥ 15,000
Percentage of ownership interest acquired					10.00%
Jiangsu Shanggao Supply Chain Co., Ltd [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									59		¥ (63)
Business Combination, Consideration Transferred			¥ 1,500
Percentage of ownership interest acquired			10.00%								10.00%
Signify Lighting Technology (Shanghai) Co., Ltd [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									(3,368)
Business Combination, Consideration Transferred		¥ 6,000
Percentage of ownership interest acquired		20.00%
Hangzhou Baichen Technology Co., Ltd. [Member]
Investments in equity investees [Line Items]
Share of income (loss) in equity method investment									¥ 1,389
Business Combination, Consideration Transferred	¥ 4,500
Percentage of ownership interest acquired	30.00%